PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
PROPERTY PLANT AND EQUIPMENT
Percentage of mineral property assets		91.00%
Net smelter return royalty		2.00%
Proceeds on disposal of property, plant and equipment		$ 125,000	$ 12,000
South Dufferin
PROPERTY PLANT AND EQUIPMENT
Percentage of interest sold		100.00%
Proceeds on disposal of property, plant and equipment		$ 125,000
Shares received on sale of property		6,000,000
Warrants received on sale of property		1,000,000
Warrants exercise price per share		$ 0.60
Warrants expiration term		24 months
Consideration on disposal of property		$ 2,541,000
Gains on disposals of property, plant and equipment		$ 1,299,000
Wheeler River Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements		90.00%
Waterbury Lake Uranium LP
PROPERTY PLANT AND EQUIPMENT
Ownership interest, Joint Operations	69.35%	69.35%	67.41%
Midwest Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements		25.17%	25.17%
Mann Lake Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements		30.00%	30.00%
Wolly Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements		20.77%	20.77%
Johnston Lake Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership interest, contractual arrangements		100.00%
McClean Lake Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership Interest, in Key Contractual Arrangements		22.50%	22.50%
Building and Machinery	$ 55,036,000	$ 55,036,000
Percentage of building and machinery		74.50%
JCU
PROPERTY PLANT AND EQUIPMENT
Ownership interest, Joint Operations		50.00%	50.00%
JCU | Wheeler River Joint Venture
PROPERTY PLANT AND EQUIPMENT
Ownership interest, Joint Operations		5.00%
Saskatchewan
PROPERTY PLANT AND EQUIPMENT
Carrying value of mineral property assets	$ 164,575,000	$ 164,575,000
Percentage of mineral property assets		91.00%